Financial instruments by category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial liabilities [line items]
Interest income	$ 1,059	$ 983	$ 1,267
Interest earned on operating assets	1,782	841	156
Interest expenses	(24,357)	(21,893)	(19,564)
Foreign exchange loss	(10,197)	2,633	(19,587)
Dividends income	168	97	209
Fair value gains financial assets at fair value through profit or loss	(9,862)	2,797	(1,834)
Loss on debt swap			(5,908)
Gain from derivative financial instruments (commodities)	439	446
Results from derivative financial instruments, net	(1,493)	477	(743)
Loss from repurchase of Non-convertible Notes			(4)
Other financial income	236	695
Other financial results	(1,439)	(971)	(1,078)
Net result	(40,779)	(13,821)	(47,030)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Disclosure of financial liabilities [line items]
Interest income	1,059	983	1,267
Interest earned on operating assets	1,782	841	156
Interest expenses	(24,357)	(21,893)	(19,564)
Foreign exchange loss	(10,197)	2,633	(19,587)
Dividends income	168	97	209
Fair value gains financial assets at fair value through profit or loss
Gain from derivative financial instruments (commodities)
Results from derivative financial instruments, net
Loss from repurchase of Non-convertible Notes
Other financial income	236	695
Other financial results	(1,439)	(971)	(1,078)
Net result	(29,863)	(17,541)	(44,505)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial liabilities [line items]
Interest income
Interest earned on operating assets
Interest expenses
Foreign exchange loss
Dividends income
Fair value gains financial assets at fair value through profit or loss	(9,862)	2,797	(1,834)
Gain from derivative financial instruments (commodities)	439	446
Results from derivative financial instruments, net	(1,493)	477	(743)
Loss from repurchase of Non-convertible Notes			(4)
Other financial income
Other financial results
Net result	$ (10,916)	$ 3,720	$ (2,525)